Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($)		3 Months Ended		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year				$ 10,363,383,000
Reinsurance recoverable at beginning of year				889,021,000
Reinsurance recoverable at end of year		$ 901,063,000	$ 889,021,000	901,063,000		$ 889,021,000
Gross liability at end of year		11,395,321,000	10,363,383,000	11,395,321,000		10,363,383,000
Wholesale transaction deferred gain			$ 14,000,000
Loss portfolio transfer agreement percentage			100.00%
Wholesale transaction gain				14,000,000
Portfolio Transfer Settlement, Invested Assets Amount		64,000,000
Non Life
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year				10,363,383,000		9,895,376,000		$ 10,102,172,000
Reinsurance recoverable at beginning of year				754,795,000		850,946,000		719,998,000
Net liability at beginning of year				9,608,588,000		9,044,430,000		9,382,174,000
Current year	[1]			3,945,248,000		3,716,988,000		3,417,366,000
Prior years	[1]			71,456,000		(56,848,000)		(248,719,000)
Net incurred losses	[1]			4,016,704,000		3,660,140,000		3,168,647,000
Current year				(459,718,000)		(439,285,000)		(336,584,000)
Prior years				(2,772,886,000)		(2,651,385,000)		(2,585,403,000)
Total Non-life Claims Paid				(3,232,604,000)		(3,090,670,000)		(2,921,987,000)
Retroactive reinsurance recoverable			$ (81,000,000)	0	[2]	(81,013,000)	[2]	0	[2]
Change in Paris Re Reserve Agreement	[3]			0		0		(397,493,000)
Effects of foreign exchange rate changes and other				220,303,000		75,701,000		(186,911,000)
Net liability at end of year		10,612,991,000	9,608,588,000	10,612,991,000		9,608,588,000		9,044,430,000
Reinsurance recoverable at end of year		782,330,000	754,795,000	782,330,000		754,795,000		850,946,000
Gross liability at end of year		11,395,321,000	10,363,383,000	11,395,321,000		10,363,383,000		9,895,376,000
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments wholesale transaction				(70,000,000)
Liability for Claims and Claims Adjustment Expense wholesale transaction		(70,000,000)		(70,000,000)
Retroactive reinsurance recoverable			81,000,000	0	[2]	81,013,000	[2]	0	[2]
Corporate and Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Gross liability at beginning of year				6,000,000		9,000,000
Prior years				(3,000,000)	[1]	(3,000,000)
Gross liability at end of year		$ 0	$ 6,000,000	$ 0		$ 6,000,000		$ 9,000,000

[1]	Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million and $9 million at December 31, 2019 and 2018, respectively. There were no incurred losses or non-life reserves allocated to Corporate and Other during 2020.
[2]	In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a reinsurance recoverable of $81 million and a related deferred gain of $14 million, which was included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet at December 31, 2019. In the fourth quarter of 2020, the Company completed a business transfer to extinguish the remaining$70 million of non-life reserves and derecognized the $70 million of related reinsurance recoverables. As a result, during 2020, the $14 million deferred gain was recognized within Losses and loss expenses in the Consolidated Statement of Operations. At settlement, $64 million of invested assets were transferred, and there was a corresponding decrease in Other reinsurance balances payable.
[3]	The change in reserve agreement includes adverse development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. In 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.